Textual - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010	Dec. 31, 2011 Tygris	Feb. 05, 2010 Tygris Y	Feb. 04, 2010 Tygris	May 28, 2010 Bank Of Florida D Y	Dec. 31, 2011 Bank Of Florida	Dec. 31, 2010 Bank Of Florida	Dec. 31, 2010 Tygris	Dec. 31, 2010 Tygris	Dec. 31, 2009 Tygris	May 28, 2010 Bank Of Florida	Dec. 31, 2010 Bank Of Florida
Business Acquisition [Line Items]
Effective Date of Acquisition																Feb. 05, 2010		May 28, 2010
Business Acquisition Purchase Price Allocation Bargain Purchase Gain																$ 68,056
Business Acquisition, Cost of Acquired Entity, Transaction Costs															6,093	6,093			6,087
Business Combination, Acquisition Related Costs																2,784	3,309
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables											538,137
TCFG Acquisition Contractual Net Investments Under Contract											806,177
TCFG Acquisition Gross Contractual Amounts Due											938,000
TCFG Acquisition Gross Contractual Amounts Due											648,100
Shares Held in Escrow Related to TCFG									5,950,046	9,470,010
Cash in Escrow Relatedt o TCFG										50,000
Length of Escrow										5
Percentage of Net Losses For Release of Shares from Escrow TCFG										2.00%
Percentage of Average Purchased Loans and Leases TCFG										44,526
FDIC Clawback Liability								141,628
Percentage of Average Purchased Loans and Leases TCFG										17.50%
Interest Income (Expense), Net	124,984	112,910	240,607	226,603	452,310	465,340	277,383								134,985
Noninterest Income	74,123	52,933	147,316	118,785	233,103	357,807	232,098								20,051
Income before income taxes	17,567	35,128	36,207	51,404	81,514	249,873	88,390								55,541
Percentage Reimbursed of Net Losses in Excess												80.00%
Amount in Excess EB Reimbursement by FDIC												385,645
Loss Sharing Length on Single Family Residential												10
Loss Sharing Length on All Other Loans												5
Amount of Days from End of Loss Sharing Agreemement EB Reiumburse FDIC												45
FDIC Clawback Liability												37,592	43,317	39,311
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents											69,480	147,202						147,702
Goodwill Amount												9,999						9,999
Business Acquisiion, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount												$ 0